UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23157

Brookfield Real Assets Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2018
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27 [1]	$ 97	$ 105,347
Total U.S. Government Agency Collateralized Mortgage Obligations		105,347
U.S. Government Agency Pass-Through Certificates - 0.4%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32 [1]	169	182,803
Pool C56878, 8.00%, 08/01/31 [1]	43	43,750
Pool C58516, 8.00%, 09/01/31 [1]	35	35,348
Pool C59641, 8.00%, 10/01/31 [1]	66	67,801
Pool C55166, 8.50%, 07/01/31 [1]	91	94,417
Pool C55167, 8.50%, 07/01/31 [1]	55	55,889
Pool C55169, 8.50%, 07/01/31 [1]	54	55,320
Pool G01466, 9.50%, 12/01/22 [1]	31	31,417
Pool 555538, 10.00%, 03/01/21	0	209
Pool 555559, 10.00%, 03/01/21	1	556
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33 [1]	288	311,337
Pool 948362, 6.50%, 08/01/37 [1]	47	50,384
Pool 645912, 7.00%, 06/01/32 [1]	186	200,857
Pool 645913, 7.00%, 06/01/32 [1]	253	274,374
Pool 650131, 7.00%, 07/01/32 [1]	256	277,817
Pool 827853, 7.50%, 10/01/29 [1]	25	24,911
Pool 545990, 7.50%, 04/01/31 [1]	292	317,969
Pool 255053, 7.50%, 12/01/33 [1]	91	100,224
Pool 735576, 7.50%, 11/01/34 [1]	307	349,947
Pool 896391, 7.50%, 06/01/36 [1]	84	91,170
Pool 735800, 8.00%, 01/01/35 [1]	244	278,963
Pool 636449, 8.50%, 04/01/32 [1]	228	248,145
Pool 458132, 8.80%, 03/15/31 [1]	132	139,544
Pool 852865, 9.00%, 07/01/20 [1]	64	65,628
Pool 545436, 9.00%, 10/01/31 [1]	163	187,053
Total U.S. Government Agency Pass-Through Certificates		3,485,833
Total U.S. Government & Agency Obligations
Cost ($3,394,955 )		3,591,180
SECURITIZED CREDIT - 51.0%
Commercial Mortgage-Backed Securities - 6.5%
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 [2,3,4,5]	225	224,438
Browns Bridge, 9.50%, 11/01/20 [2,3,4,5]	118	117,080
Crossroads, 9.50%, 11/01/20 [2,3,4,5]	170	169,966
Fayetteville, 9.50%, 11/01/20 [2,3,4,5]	48	48,874
Lee & White, 9.50%, 11/01/20 [2,3,4,5]	91	93,102
Marshalls, 9.50%, 11/01/20 [2,3,4,5]	386	385,575
North River, 9.50%, 11/01/20 [2,3,4,5]	186	189,002
Town and Country, 9.50%, 11/01/20 [2,3,4,5]	491	489,134
St. Louis Holiday Inn, 10.08%, 07/01/20 [2,3,4,5]	1,992	1,941,677
Cedar Park Medical Center, 11.00%, 06/01/19 [2,3,4,5]	600	601,140
901 Ponce de Leon Blvd, 11.00%, 09/01/19 [2,3,4,5]	1,738	1,767,297
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.88%, 02/15/39 [4,6,7]	380	3,804
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 [4,6,7]	20,000	18,899,854
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 [7]	7,607	7,680,209
Series 2007-T27, Class AJ, 6.15%, 06/11/42 [7]	2,720	2,852,625
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class F, 5.61%, 07/15/42 [6,7]	1,670	1,612,113
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 6.51% (1 Month LIBOR USD + 4.35%), 06/15/29 [4,6,7]	20,000	20,037,482
Total Commercial Mortgage-Backed Securities		57,113,372
Interest-Only Securities - 0.8%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 [4,7]	1,031	34,660
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 [4,6,7]	88,685	1,657,179
Series 2014-5, Class AX4, 0.49%, 10/25/29 [4,6,7]	10,443	110,292
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 [4,7]	6,201	6
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 33.34%, 03/16/30 [4,6,7]	5,220	4,819,028
Total Interest-Only Securities		6,621,165
Other - 4.7%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 [7]	49	49,674
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A1VN, 2.72% (1 Month LIBOR USD + 0.50%), 02/25/36 [7,8]	2,258	2,232,687
Series 2005-HE3, Class A2, 2.72% (1 Month LIBOR USD + 0.50%), 02/25/36 [7,8]	2,521	2,490,378
Series 2007-HE2, Class A2, 6.05%, 12/25/37 [7]	1,493	1,455,938
Series 2007-HE2, Class A3, 6.19%, 12/25/37 [7]	2,876	2,806,202
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 [8]	2,509	2,552,106
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 [4,6,8]	2,437	2,471,750
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 [7]	10,017	10,559,361
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	2,787	3,007,489
Series 2004-1, Class M2, 8.11%, 08/15/37	2,297	2,583,554
Series 2004-1, Class B, 8.90%, 08/15/37	696	786,575
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,691	3,952,956
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	5,812	6,017,444
Series 2001-D, Class A4, 6.93%, 09/15/31 [7]	807	699,601
Total Other		41,665,715
Residential Mortgage-Backed Securities - 39.0%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 2.46% (1 Month LIBOR USD + 0.24%), 04/25/36 [7,8]	6,740	6,296,891
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 2.36% (1 Month LIBOR USD + 0.14%), 04/25/47 [7,8]	12,560	12,019,983
Series 2007-HY6, Class A1, 2.43% (1 Month LIBOR USD + 0.21%), 08/25/47 [7,8]	4,492	4,002,382
Series 2005-51, Class 4A1, 2.49% (1 Month LIBOR USD + 0.32%), 11/20/35 [7,8]	2,707	2,529,961
Series 2007-2CB, Class 2A11, 2.62% (1 Month LIBOR USD + 0.40%), 03/25/37 [7]	4,350	2,918,625
Series 2005-10CB, Class 1A1, 2.72% (1 Month LIBOR USD + 0.50%), 05/25/35 [7]	2,770	2,440,922
Series 2007-16CB, Class 4A5, 2.72% (1 Month LIBOR USD + 0.50%), 08/25/37 [7]	8,081	6,993,955
Series 2006-19CB, Class A9, 2.92% (1 Month LIBOR USD + 0.70%), 08/25/36 [7]	3,403	2,494,190
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,630	1,954,313
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,518	1,333,778
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,398	1,227,717
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	2,115	1,757,968
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,383	2,855,972
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	3,319	2,877,357
Series 2006-23CB, Class 2A7, 19.54% (1 Month LIBOR USD + 28.40%), 08/25/36 [4,7,9]	1,635	1,863,823
Series 2006-29T1, Class 3A3, 55.98% (1 Month LIBOR USD + 78.40%), 10/25/36 [4,7,9]	724	2,007,896
Ambac LSNI LLC
7.40% (3 Month LIBOR USD + 5.00%), 02/12/23 [6,7,10]	7,407	7,483,925
BCAP LLC Trust
Series 2010-RR5, Class 5A10, 2.40% (1 Month LIBOR USD + 0.33%), 11/26/35 [6,7]	5,694	5,535,780
Series 2010-RR6, Class 1910, 2.40% (1 Month LIBOR USD + 0.33%), 11/26/35 [6,7,8]	7,180	6,778,877
Series 2012-RR4, Class 5A6, 3.53%, 05/26/36 [4,5,6,7]	7,773	7,134,001
Series 2013-RR2, Class 3A2, 3.97%, 03/26/36 [4,6,7]	4,353	4,187,400
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.44%, 01/25/36 [7]	2,142	1,950,942
Series 2007-A1, Class 11M1, 3.79%, 03/25/37 [7]	5,400	5,306,240
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 2.87% (1 Month LIBOR USD + 0.65%), 02/25/37 [7]	6,785	4,542,526
Series 2007-5, Class A29, 5.50%, 05/25/37	337	283,207
Series 2004-21, Class A10, 6.00%, 11/25/34	135	139,375
Series 2007-18, Class 1A1, 6.00%, 11/25/37	455	388,153
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 3.12% (1 Month LIBOR USD + 0.90%), 10/25/36 [7]	962	877,778
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.49%, 04/25/45 [6,7]	3,244	3,024,328
Series 2012-6, Class 2A2, 3.78%, 08/25/36 [6,7]	16,189	15,914,325
Series 2007-AR5, Class 1A2A, 3.81%, 04/25/37 [7]	1,664	1,552,855
Series 2009-6, Class 19A2, 6.00%, 03/25/36 [4,6,7]	3,897	3,571,075
Series 2009-8, Class 2A2, 6.10%, 04/25/37 [6,7]	5,921	5,191,326
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 4.71%, 09/27/36 [6,7]	4,240	3,957,196
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 2.87% (1 Month LIBOR USD + 0.65%), 11/25/35 [7]	2,379	1,813,627
Series 2005-FA9, Class A1, 2.92% (1 Month LIBOR USD + 0.70%), 12/25/35 [7]	2,037	1,557,545
GSAMP Trust
Series 2006-NC2, Class A2C, 2.37% (1 Month LIBOR USD + 0.15%), 06/25/36 [7,8]	707	481,146
Series 2006-HE8, Class A2C, 2.39% (1 Month LIBOR USD + 0.17%), 01/25/37 [7,8]	11,292	10,681,228
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 2.52% (1 Month LIBOR USD + 0.30%), 01/25/37 [7]	10,220	5,881,204
Home Equity Asset Trust
Series 2006-7, Class 2A3, 2.37% (1 Month LIBOR USD + 0.15%), 01/25/37 [7,8]	8,783	7,269,312
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.75%, 03/25/37 [7]	1,711	1,658,433
Series 2007-AR3, Class 1A1, 4.41%, 07/25/37 [7]	3,078	2,813,095
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 2.28% (1 Month LIBOR USD + 0.06%), 05/25/37 [7,8]	2,910	1,021,160
Series 2006-HE3, Class A2, 2.32% (1 Month LIBOR USD + 0.10%), 01/25/37 [7,8]	817	413,654
Series 2007-HE1, Class A2, 2.33% (1 Month LIBOR USD + 0.11%), 05/25/37 [7,8]	4,633	1,633,318
Series 2006-HE2, Class A3, 2.38% (1 Month LIBOR USD + 0.16%), 08/25/36 [7,8]	15,301	6,241,998
Series 2007-HE1, Class A3, 2.38% (1 Month LIBOR USD + 0.16%), 05/25/37 [7,8]	1,428	505,817
Series 2007-HE1, Class A4, 2.45% (1 Month LIBOR USD + 0.23%), 05/25/37 [7,8]	2,708	964,646
Series 2006-HE1, Class A4, 2.82% (1 Month LIBOR USD + 0.60%), 03/25/36 [7,8]	552	373,817
JP Morgan Mortgage Trust
Series 2003-A2, Class B4, 3.78%, 11/25/33 [7]	73	4,412
Series 2003-A1, Class B4, 4.11%, 10/25/33 [7]	105	59,433
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 2.32% (1 Month LIBOR USD + 0.10%), 10/25/36 [7,8]	3,817	2,459,767
Series 2006-NC2, Class A4, 2.37% (1 Month LIBOR USD + 0.15%), 08/25/36 [7,8]	9,957	5,464,106
Series 2006-NC3, Class A4, 2.38% (1 Month LIBOR USD + 0.16%), 10/25/36 [7,8]	6,440	4,176,234
Series 2006-HE5, Class A3, 2.38% (1 Month LIBOR USD + 0.16%), 11/25/36 [7,8]	15,540	10,925,392
Series 2006-NC2, Class A5, 2.46% (1 Month LIBOR USD + 0.24%), 08/25/36 [7,8]	492	272,632
Series 2005-NC2, Class A4, 2.92% (1 Month LIBOR USD + 0.70%), 11/25/35 [7,8]	10,516	7,740,824
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 2.23% (1 Month LIBOR USD + 0.16%), 10/26/36 [6,7,8]	19,721	19,543,195
Series 2014-1R, Class 2A11, 2.98% (1 Month LIBOR USD + 0.13%), 02/26/37 [4,6,7]	32,660	24,923,799
Series 2015-11R, Class 4A5, 3.50%, 06/26/37 [5,6,7]	3,087	2,037,208
Series 2014-6R, Class 5A7, 3.61%, 04/26/37 [5,6,7]	8,986	7,727,954
Series 2014-2R, Class 1A7, 3.76%, 01/26/36 [5,6,7]	3,074	2,797,445
Series 2015-1R, Class 3A7, 3.81%, 03/26/37 [5,6,7]	5,687	4,378,668
Series 2015-4R, Class 3A8, 3.84%, 02/26/36 [5,6,7]	19,700	15,563,292
Series 2015-1R, Class 4A7, 4.43%, 12/26/37 [5,6,7]	2,450	2,058,297
Series 2015-6R, Class 2A4, 6.35%, 01/26/37 [4,5,6,7]	15,312	12,709,202
RALI Trust
Series 2007-QO3, Class A1, 2.38% (1 Month LIBOR USD + 0.16%), 03/25/47 [7,8]	2,756	2,682,237
Series 2006-QO7, Class 2A1, 2.70% (12 Month US Treasury Average + 0.85%), 09/25/46 [7]	11,071	9,816,593
Series 2006-QS14, Class A30, 52.44% (1 Month LIBOR USD + 81.25%), 11/25/36 [4,7,9]	109	238,026
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 2.92% (1 Month LIBOR USD + 0.70%), 10/25/35 [7]	5,011	4,413,875
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	2,709	2,487,270
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 2.37% (1 Month LIBOR USD + 0.15%), 09/25/36 [7,8]	6,939	3,501,862
Series 2007-NC1, Class A2B, 2.37% (1 Month LIBOR USD + 0.15%), 12/25/36 [7,8]	4,868	2,910,081
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 2.55% (12 Month US Treasury Average + 0.70%), 02/25/47 [7]	3,417	3,252,548
Series 2007-HY5, Class 1A1, 3.32%, 05/25/37 [7]	3,675	3,336,411
Series 2007-HY5, Class 3A1, 3.63%, 05/25/37 [7]	1,978	1,875,343
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 4.19%, 04/25/36 [7]	5,610	5,668,490
Series 2005-2, Class 1B1, 5.50%, 04/25/35	3,348	3,123,504
Total Residential Mortgage-Backed Securities		342,853,142
Total SECURITIZED CREDIT
(Cost $454,309,511)		448,253,394
CORPORATE CREDIT - 45.6%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 [2,5,11]	8,250	825
Basic Industrial - 1.8%
INEOS Group Holdings SA, 5.63%, 08/01/24 [1,6,10]	9,525	9,379,267
Olin Corp., 5.00%, 02/01/30 [12]	6,675	6,224,438
Total Basic Industrial		15,603,705
Construction & Building Materials - 1.8%
PulteGroup, Inc., 6.38%, 05/15/33 [12]	6,775	6,504,745
Toll Brothers Finance Corp., 4.88%, 11/15/25 [1]	9,525	9,358,313
Total Construction & Building Materials		15,863,058
Diversified - 0.2%
New Albertsons LP, 7.75%, 06/15/26	2,000	1,740,000
Energy - 4.7%
Concho Resources, Inc., 4.38%, 01/15/25	275	276,921
EP Energy LLC, 6.38%, 06/15/23	3,725	2,486,438
EP Energy LLC, 8.00%, 11/29/24 [6,12]	4,950	4,987,125
ION Geophysical Corp., 9.13%, 12/15/21 [6]	2,050	2,065,375
MEG Energy Corp., 6.50%, 01/15/25 [1,6,10]	9,700	9,603,000
Pattern Energy Group, Inc., 5.88%, 02/01/24 [6,12]	7,175	7,246,750
Puma International Financing SA, 5.13%, 10/06/24 [6,10]	2,800	2,439,394
Range Resources Corp., 4.88%, 05/15/25	4,525	4,281,781
Range Resources Corp., 5.75%, 06/01/21 [12]	4,100	4,217,875
Trinidad Drilling Ltd., 6.63%, 02/15/25 [6,10,12]	4,025	3,984,750
Total Energy		41,589,409
Health Facilities - 2.7%
HCA, Inc., 5.25%, 06/15/26 [1,12]	15,700	16,151,375
Tenet Healthcare Corp., 8.13%, 04/01/22 [1]	6,925	7,297,565
Total Health Facilities		23,448,940
Infrastructure Services - 2.4%
Ashtead Capital, Inc., 5.63%, 10/01/24 [1,6,10]	2,425	2,512,907
H&E Equipment Services, Inc., 5.63%, 09/01/25	700	698,250
Terex Corp., 5.63%, 02/01/25 [6]	7,575	7,527,656
United Rentals North America, Inc., 5.50%, 05/15/27 [1]	4,175	4,128,031
United Rentals North America, Inc., 5.75%, 11/15/24 [1,12]	6,100	6,275,680
Total Infrastructure Services		21,142,524
Leisure - 3.0%
Boyd Gaming Corp., 6.38%, 04/01/26 [12]	9,000	9,258,750
GLP Capital LP, 5.38%, 04/15/26 [12]	7,475	7,590,937
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24 [1]	9,275	9,506,875
Total Leisure		26,356,562
Media - 3.1%
CCO Holdings LLC, 5.75%, 01/15/24 [1]	7,450	7,571,062
CCO Holdings LLC, 5.88%, 05/01/27 [6,12]	6,050	5,997,063
CSC Holdings LLC, 5.25%, 06/01/24 [1]	8,125	7,942,187
CSC Holdings LLC, 10.88%, 10/15/25 [6,12]	5,128	5,961,300
Total Media		27,471,612
Metals & Mining - 5.1%
AK Steel Corp., 7.00%, 03/15/27	1,425	1,368,000
AK Steel Corp., 7.63%, 10/01/21	7,425	7,564,219
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [1,6,12]	8,125	8,724,219
ArcelorMittal, 6.13%, 06/01/25 [1,10,12]	4,975	5,405,228
ArcelorMittal, 6.75%, 03/01/41 [1,10]	3,475	3,965,416
Hudbay Minerals, Inc., 7.63%, 01/15/25 [1,6,10]	9,850	10,170,125
Kinross Gold Corp., 4.50%, 07/15/27 [1,10]	8,100	7,239,780
Total Metals & Mining		44,436,987
Oil Gas Transportation & Distribution - 7.1%
AmeriGas Partners LP, 5.50%, 05/20/25 [12]	7,875	7,737,187
Antero Midstream Partners LP, 5.38%, 09/15/24 [12]	5,500	5,534,375
Blue Racer Midstream LLC, 6.13%, 11/15/22 1,6 12	7,400	7,594,250
Crestwood Midstream Partners LP, 6.25%, 04/01/23	6,075	6,287,625
Dynagas LNG Partners LP, 6.25%, 10/30/19 [10]	2,250	2,261,250
Genesis Energy LP, 6.50%, 10/01/25	7,575	7,328,813
Global Partners LP, 6.25%, 07/15/22 [1]	4,125	4,104,375
Holly Energy Partners LP, 6.00%, 08/01/24 [1,6]	6,600	6,748,500
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 [6,10,12]	3,325	3,300,063
Targa Pipeline Partners LP, 5.88%, 08/01/23	5,725	5,674,906
Targa Resources Partners LP, 5.25%, 05/01/23 [1,12]	5,000	5,056,250
Targa Resources Partners LP, 5.38%, 02/01/27	1,150	1,150,000
Total Oil Gas Transportation & Distribution		62,777,594
Real Estate - 1.5%
Hospitality Properties Trust, 4.95%, 02/15/27 [1]	6,375	6,246,978
Lamar Media Corp., 5.38%, 01/15/24 [12]	7,000	7,140,000
Total Real Estate		13,386,978
Specialty Retail - 0.1%
L Brands, Inc., 7.60%, 07/15/37 [12]	500	402,500
Telecommunication Services - 8.6%
American Tower Corp., 3.60%, 01/15/28 [1]	7,500	7,007,955
CenturyLink, Inc., 7.65%, 03/15/42 [12]	10,925	9,750,562
Crown Castle International Corp., 4.75%, 05/15/47 [1]	9,475	8,982,649
CyrusOne LP, 5.38%, 03/15/27 [1]	9,500	9,713,750
Digital Realty Trust LP, 3.70%, 08/15/27 [1]	6,635	6,302,866
Equinix, Inc., 5.38%, 05/15/27 [1]	8,450	8,450,000
SBA Communications Corp., 4.88%, 07/15/22 [1]	2,875	2,902,600
SBA Communications Corp., 4.88%, 09/01/24	6,300	6,229,125
Sprint Capital Corp., 6.88%, 11/15/28 [1]	2,500	2,512,500
T-Mobile USA, Inc., 6.50%, 01/15/26	1,000	1,047,700
Zayo Group LLC, 5.75%, 01/15/27 [1,6]	3,200	3,200,000
Zayo Group LLC, 6.00%, 04/01/23 [1]	9,050	9,321,500
Total Telecommunication Services		75,421,207
Transportation - 0.9%
DP World Ltd., 6.85%, 07/02/37 [6,10,12]	2,450	2,804,221
Watco Companies LLC, 6.38%, 04/01/23 [6,12]	5,050	5,151,000
Total Transportation		7,955,221
Utility - 2.6%
AES Corp., 4.88%, 05/15/23 [12]	4,250	4,287,187
AES Corp., 6.00%, 05/15/26	800	843,000
Calpine Corp., 5.75%, 01/15/25 [1]	4,900	4,336,500
Clearway Energy Operating LLC, 5.38%, 08/15/24 [1,12]	7,275	7,311,375
NRG Energy, Inc., 6.25%, 07/15/22	6,100	6,293,370
Total Utility		23,071,432
Total CORPORATE CREDIT
Cost ($403,246,925)		400,668,554
TERM LOANS - 1.2%
Crestwood Holdings LLC, 9.82% (3 Month LIBOR USD + 7.50%), 03/05/23 [3,7]	4,500	4,506,750
EPIC Y-Grade Services LP, 7.83% (3 Month LIBOR USD + 5.50%), 06/13/25 [3,7]	6,400	6,216,000
Total TERM LOANS
(Cost $10,702,272)		10,722,750
	Shares	Value
COMMON STOCKS - 30.9%
Airports - 0.5%
Aena SME SA [6,10]	6,700	$ 1,160,821
Aeroports de Paris [10]	2,700	607,908
Auckland International Airport Ltd. [10]	196,400	950,236
Corporacion America Airports SA [10,13]	20,900	178,486
Grupo Aeroportuario del Pacifico SAB de CV [10]	75,500	826,006
Japan Airport Terminal Company Ltd. [10]	17,200	782,433
Total Airports		4,505,890
Communications - 1.1%
American Tower Corp. [12]	44,200	6,422,260
Eutelsat Communications SA [10]	25,000	590,635
SBA Communications Corp. [12,13]	14,700	2,361,261
Total Communications		9,374,156
Datacenters - 0.2%
Digital Realty Trust, Inc.	8,100	911,088
Equinix, Inc. [12]	2,300	995,647
Total Datacenters		1,906,735
Diversified - 2.4%
Activia Properties, Inc. [10]	170	735,775
The British Land Company PLC [10]	266,600	2,144,320
City Developments Ltd. [10]	210,900	1,406,099
CK Asset Holdings Ltd. [10]	68,300	511,990
Cousins Properties, Inc.	136,100	1,209,929
Dexus [10]	336,100	2,567,658
The GPT Group [10]	814,600	3,068,034
Invincible Investment Corp. [10]	3,500	1,462,823
Land Securities Group PLC [10]	389,600	4,485,886
Merlin Properties Socimi SA [10]	145,500	1,972,930
Wharf Real Estate Investment Company Ltd. [10]	270,600	1,743,353
Total Diversified		21,308,797
Electricity Transmission & Distribution - 1.2%
Edison International [12]	26,600	1,800,288
National Grid PLC [10]	439,291	4,537,361
PG&E Corp. [12,13]	50,203	2,309,840
Sempra Energy [12]	18,700	2,127,125
Total Electricity Transmission & Distribution		10,774,614
Gas Utilities - 0.5%
Atmos Energy Corp. [12]	18,800	1,765,508
ENN Energy Holdings Ltd. [10]	78,100	678,971
NiSource, Inc. [12]	72,500	1,806,700
Total Gas Utilities		4,251,179
Healthcare - 0.8%
HCP, Inc. [12]	92,600	2,437,232
Physicians Realty Trust [12]	87,100	1,468,506
Ventas, Inc. [12]	30,500	1,658,590
Welltower, Inc.	25,400	1,633,728
Total Healthcare		7,198,056
Hotel - 0.6%
Accor SA [10]	19,900	1,022,300
Extended Stay America, Inc. [12]	54,500	1,102,535
Japan Hotel REIT Investment Corp. [10]	1,319	959,888
Park Hotels & Resorts, Inc. [12]	32,000	1,050,240
RLJ Lodging Trust [12]	65,200	1,436,356
Total Hotel		5,571,319
Industrial - 0.5%
Granite Real Estate Investment Trust [10]	22,300	957,675
Prologis, Inc.	34,800	2,359,092
Tritax Big Box REIT PLC [10]	367,200	704,921
Tritax EuroBox PLC [6,10,13]	387,100	531,038
Total Industrial		4,552,726
Master Limited Partnerships - 9.7%
CNX Midstream Partners LP	226,600	4,362,050
Crestwood Equity Partners LP	56,500	2,076,375
Enable Midstream Partners LP [12]	272,000	4,580,480
Energy Transfer Partners LP [12]	767,900	17,093,454
EnLink Midstream Partners LP	335,500	6,253,720
Enterprise Products Partners LP [12]	450,700	12,948,611
EQT Midstream Partners LP [12]	68,571	3,619,153
Hess Midstream Partners LP	149,500	3,410,095
MPLX LP [12]	288,100	9,991,308
Oasis Midstream Partners LP	71,400	1,590,078
Phillips 66 Partners LP	23,170	1,184,914
Plains All American Pipeline LP [12]	446,000	11,154,460
TC PipeLines LP	61,900	1,877,427
Thunderbird Resources Equity, Inc. [2,5,11,13]	11	394,786
Western Gas Partners LP [12]	106,000	4,630,080
Total Master Limited Partnerships		85,166,991
Midstream - 2.1%
Cheniere Energy, Inc. [12,13]	39,600	2,751,804
ONEOK, Inc.	8,500	576,215
Targa Resources Corp. [12]	76,600	4,313,346
The Williams Companies, Inc. [12]	400,492	10,889,377
Total Midstream		18,530,742
Net Lease - 0.4%
EPR Properties [12]	17,300	1,183,493
MGM Growth Properties LLC [12]	33,400	984,966
VEREIT, Inc.	127,400	924,924
Total Net Lease		3,093,383
Office - 2.9%
alstria office REIT-AG [10]	62,200	922,384
Boston Properties, Inc.	23,200	2,855,688
CapitaLand Commercial Trust [10]	789,100	1,028,078
Empire State Realty Trust, Inc.	55,800	926,838
Gecina SA [10]	11,900	1,986,810
Great Portland Estates PLC [10]	135,103	1,177,010
Highwoods Properties, Inc. [12]	32,600	1,540,676
Hongkong Land Holdings Ltd. [10]	293,300	1,942,632
Hudson Pacific Properties, Inc. [12]	62,300	2,038,456
Hulic Reit, Inc. [10]	300	436,098
Kilroy Realty Corp. [12]	29,600	2,122,024
Mitsubishi Estate Company Ltd. [10]	188,400	3,199,042
Mitsui Fudosan Company Ltd. [10]	205,700	4,864,982
SOHO China Ltd. [10]	2,131,800	828,537
Total Office		25,869,255
Pipelines - 1.8%
Enbridge, Inc. [10]	183,909	5,934,524
Infraestructura Energetica Nova SAB de CV [10]	80,300	399,054
Kinder Morgan, Inc. [12]	227,500	4,033,575
Kunlun Energy Company Ltd. [10]	407,900	474,742
Pembina Pipeline Corp. [10]	72,900	2,477,127
TransCanada Corp. [10]	62,600	2,532,788
Total Pipelines		15,851,810
Rail - 0.1%
East Japan Railway Co. [10]	6,100	566,624
Renewables/Electric Generation - 1.1%
American Electric Power Company, Inc. [12]	18,000	1,275,840
CMS Energy Corp. [12]	33,100	1,621,900
Enel SpA [10]	149,400	763,662
Entergy Corp. [12]	17,100	1,387,323
FirstEnergy Corp.	21,400	795,438
NRG Energy, Inc.	14,600	546,040
Orsted A/S [6,10]	25,700	1,746,390
Pattern Energy Group, Inc. [12]	38,800	770,956
Vistra Energy Corp. [13]	25,848	643,098
Total Renewables/Electric Generation		9,550,647
Residential - 1.6%
American Homes 4 Rent [12]	77,500	1,696,475
AvalonBay Communities, Inc. [12]	16,600	3,007,090
Essex Property Trust, Inc. [12]	6,200	1,529,602
Mid-America Apartment Communities, Inc. [12]	37,100	3,716,678
Nippon Accommodations Fund, Inc. [10]	223	993,059
Vonovia SE [10]	69,529	3,400,536
Total Residential		14,343,440
Retail - 1.1%
DDR Corp. [12]	98,950	1,324,941
Federal Realty Investment Trust [12]	9,200	1,163,524
Simon Property Group, Inc. [12]	42,300	7,476,525
Total Retail		9,964,990
Self Storage - 0.5%
CubeSmart	33,700	961,461
Public Storage [12]	16,500	3,326,895
Total Self Storage		4,288,356
Services - 0.1%
Archrock, Inc.	75,160	916,952
Toll Roads - 1.5%
Atlantia SpA [10]	51,700	1,072,603
Atlas Arteria Ltd. [10]	175,600	885,990
CCR SA [10]	63,600	133,230
EcoRodovias Infraestrutura e Logistica SA [10]	346,300	610,530
Ferrovial SA [10]	69,386	1,435,814
Getlink [10]	85,700	1,094,810
Promotora y Operadora de Infraestructura SAB de CV [10]	57,308	609,981
Transurban Group [10]	267,323	2,166,478
Vinci SA [10]	50,800	4,833,099
Total Toll Roads		12,842,535
Water - 0.2%
Guangdong Investment Ltd. [10]	257,000	455,395
Severn Trent PLC [10]	44,500	1,072,674
Total Water		1,528,069
Total COMMON STOCKS
(Cost $260,887,612)		271,957,266

Total Investments - 129.1%
(Cost $1,132,541,275)		1,135,193,144
Liabilities in Excess of Other Assets - (29.1)%		(256,045,661)
TOTAL NET ASSETS - 100.0%		$ 879,147,483
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
USD — United States Dollar
1 - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of September 30, 2018, the total value of all such securities was $6,422,896 or 0.7% of net assets.

3 - Private placement security.
4 - Illiquid security - Security that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors. As of September 30, 2018, the total value of all such securities was $110,696,562 or 12.6% of net assets.

5 - Level 3 security - Value determined using significant unobservable inputs.
6 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2018, the total value of all such securities was $316,964,009 or 36.1% of net assets.

7 - Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.  Interest rate shown is the rate in effect as of September 30, 2018.

8 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2018.
9 - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
10 - Foreign security or a U.S. security of a foreign company.
11 - Issuer is currently in default on its regularly scheduled interest payment.
12 - All or portion of this security is pledged as collateral for credit facility.
13 - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2018:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$3,591,180	$-	$3,591,180
Securitized Credit	-	387,820,042	60,433,352	448,253,394
Corporate Credit	-	400,667,729	825	400,668,554
Term Loans	-	10,722,750	-	10,722,750
Common Stocks	204,993,489	66,568,991	394,786	271,957,266
Total Investments	$204,993,489	$869,370,692	$60,828,963	$1,135,193,144

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2018.

			Quantitative Information about Level 3 Fair Value Measurements (1)
Asset Type	Value as of September 30, 2018	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (2)
Securitized Credit
Class B Notes	$ 6,027,285	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.2%-11.9% (9.4%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	394,786	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$34,600	Increase

Total	$ 6,422,896

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At September 30, 2018, the value of these securities was $54,406,067. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments above. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

 (2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks		Total
Balance as of December 31, 2017	$74,356,963	$825		$425,422	$74,783,210
Accrued discounts (premiums)	2,100,313	-		-	2,100,313
Realized gain (loss)	(3,468,627)	-		-	(3,468,627)
Change in unrealized appreciation (depreciation)	1,954,271	-		(30,636)	1,923,635
Purchases at cost	600,908	-		-	600,908
Sales proceeds	(10,923,076)	-		-	(10,923,076)
Transfers out of Level 3	(4,187,400)	-		-	(4,187,400	)(a)
Balance as of September 30, 2018	$60,433,352	$825		$394,786	$60,828,963
Change in unrealized gains or losses relating to assets still held at the reporting date	$(1,979,998)	$-	$	$(30,636)	$(2,010,634)

(a)	Transferred due to an increase in observable market data for these securities. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

For further information regarding the security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of September 30, 2018, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

For the nine months ended September 30, 2018, the average interest rate paid under the line of credit was 3.04% of the total line of credit amount available to the Fund.

Total line of credit amount available	$180,000,000
Line of credit outstanding at September 30, 2018	180,000,000
Line of credit amount unused at September 30, 2018	-
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	4,096,659

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2018, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	2.50%	09/27/18	10/29/18	$ 3,468,000	$ 3,468,963
JPMorgan Chase	1.25	06/11/18	Open(2)	2,446,001	2,453,610
JPMorgan Chase	1.75	09/21/18	Open(2)	779,774	780,116
JPMorgan Chase	2.10	01/05/18	Open(2)	1,571,198	1,590,556
JPMorgan Chase	2.15	05/21/18	Open(2)	3,298,460	3,321,132
JPMorgan Chase	2.25	09/05/18	Open(2)	7,063,383	7,073,733
JPMorgan Chase	2.30	05/08/18	Open(2)	801,218	807,690
JPMorgan Chase	2.50	07/23/18	Open(2)	821,117	824,726
JPMorgan Chase	2.50	07/26/18	Open(2)	821,074	824,530
JPMorgan Chase	2.50	09/21/18	Open(2)	1,526,192	1,527,178
JPMorgan Chase	2.65	09/21/18	Open(2)	1,576,241	1,577,292
JPMorgan Chase	2.70	01/05/18	Open(2)	3,045,229	3,076,152
JPMorgan Chase	2.70	03/08/18	Open(2)	808,846	818,275
JPMorgan Chase	2.70	05/08/18	Open(2)	2,313,948	2,331,929
JPMorgan Chase	2.70	06/11/18	Open(2)	752,835	758,134
JPMorgan Chase	2.70	06/19/18	Open(2)	2,617,024	2,632,428
JPMorgan Chase	2.70	07/23/18	Open(2)	1,962,519	1,971,500
JPMorgan Chase	2.70	07/26/18	Open(2)	1,535,171	1,541,692
JPMorgan Chase	2.70	09/05/18	Open(2)	9,211,945	9,227,465
RBC Capital Markets	2.86	08/24/18	11/23/18	4,236,000	4,248,796
RBC Capital Markets	2.87	09/05/18	12/05/18	9,540,000	9,559,744

RBC Capital Markets	2.88	07/11/18	10/11/18	2,508,000	2,524,470
RBC Capital Markets	2.89	07/25/18	10/25/18	3,103,000	3,119,911
RBC Capital Markets	2.89	08/09/18	11/09/18	3,406,000	3,420,499
RBC Capital Markets	2.89	09/20/18	12/20/18	6,182,000	6,187,454
RBC Capital Markets	3.06	08/21/18	11/21/18	7,399,000	7,424,801
RBC Capital Markets	3.09	07/25/18	10/25/18	8,191,000	8,238,736
RBC Capital Markets	3.09	08/09/18	11/09/18	4,291,000	4,310,530
RBC Capital Markets	3.09	09/20/18	12/20/18	10,610,000	10,620,009
Total				$ 105,886,175	$ 106,262,051

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2018 was $89,144,890 at a weighted average daily interest rate of 2.58%.

(2)	A reverse repurchase agreement without a fixed maturity date.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$-	$3,468,000	$-	$-	$3,468,000
Corporate Credit	42,952,175	13,802,000	45,664,000	-	102,418,175
Total	$42,952,175	$17,270,000	$45,664,000	$-	$105,886,175

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Real Assets Income Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:  November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 29, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 29, 2018